BUSINESS SEGMENTS - DOLLAR THRIFTY (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended									3 Months Ended									9 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 United States	Dec. 31, 2011 United States	Dec. 31, 2010 United States	Dec. 31, 2012 Foreign countries	Dec. 31, 2011 Foreign countries	Dec. 31, 2010 Foreign countries	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Jun. 30, 2011 Dollar Thrifty Automotive Group Inc.	Mar. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2010 Dollar Thrifty Automotive Group Inc.	Jun. 30, 2010 Dollar Thrifty Automotive Group Inc.	Mar. 31, 2010 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. United States	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. United States	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc. United States	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Foreign countries	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Foreign countries	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc. Foreign countries
BUSINESS SEGMENTS
Revenues	$ 2,714,600	$ 2,318,600	$ 2,516,200	$ 2,225,100	$ 1,960,900	$ 2,013,800	$ 2,432,300	$ 2,072,300	$ 1,780,000	$ 5,151,200	$ 4,186,100	$ 9,020,807	$ 8,298,380	$ 7,562,534	$ 6,313,400	$ 5,413,300	$ 4,993,700	$ 2,707,400	$ 2,885,100	$ 2,568,800	$ 460,590	$ 353,730	$ 451,722	$ 395,129	$ 348,347	$ 349,059	$ 443,544	$ 396,227	$ 348,330	$ 1,212,250	$ 1,195,198	$ 1,548,928	$ 1,537,160	$ 1,546,249	$ 1,466,186	$ 1,455,958	$ 1,466,508	$ 82,742	$ 81,202	$ 79,741
Long-lived assets	$ 1,465,600	$ 1,436,386				$ 1,251,854				$ 1,465,600		$ 1,436,386	$ 1,251,854		$ 1,226,100	$ 1,036,700		$ 210,300	$ 215,200		$ 77,887	$ 84,278				$ 90,228				$ 77,887		$ 84,278	$ 90,228	$ 96,198	$ 82,588	$ 88,433	$ 94,606	$ 1,690	$ 1,795	$ 1,592